Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - Class A Ordinary Shares [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Class A ordinary shares subject to possible redemption	$ 109,473,279	$ 217,545,818
Redemptions	(3,663,464)	(118,642,864)
Accretion of carrying value to redemption value	6,773,694	10,570,325
Class A ordinary shares subject to possible redemption	$ 112,583,509	$ 109,473,279